Stockholders' Equity - Schedule of Stockholders' Equity Note, Warrants or Rights (Details) (10-K)	12 Months Ended
Dec. 28, 2019 $ / shares shares
Class of Warrant or Right, Number Outstanding and Exercisable | shares	925,934
Warrants Outstanding Weighted Average Remaining Contractual Life (years)	2 years 1 month 2 days
Weighted Average Exercise Price	$ 1.76
Minimum [Member]
Exercise Price	1.66
Maximum [Member]
Exercise Price	$ 62.50